Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Maximum Amounts Payable Under Various Commitments (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments		$ 322,294	$ 307,633
Financial Guarantees [Member] | Standby letters of credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments		29,409	30,523
Financial Guarantees [Member] | Credit default swaps [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	[1]	23,507	16,211
Other Credit Instruments [Member] | Backstop liquidity facilities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments		18,358	18,224
Other Credit Instruments [Member] | Documentary and commercial letters of credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments		2,504	1,893
Other Credit Instruments [Member] | Commitments to extend credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	[2]	238,884	230,689
Other Credit Instruments [Member] | Other commitments [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	[3]	$ 9,632	$ 10,093

[1]	The fair value of the related derivatives included in our Consolidated Balance Sheet was $1 million as at October 31, 2025 ($8 million as at October 31, 2024).
[2]	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.
[3]	Other commitments include $1,664 million as at October 31, 2025 ($4,511 million as at October 31, 2024) of underwriting commitments that are extended but not yet accepted by the borrower.